Intangible Assets - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Indefinite Lived Intangible Assets By Major Class [Line Items]
Less: impairment		¥ 0	¥ (255)
Intangible assets		98,692	98,692
Micro-Lending License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		63,760	63,760
Factoring License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		265	265
Financial Leasing License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset	[1]	0	255
Insurance License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		¥ 34,667	¥ 34,667

[1]	In 2022, the Financial Leasing License related to Zhongyu Zhuhai Financial Leasing Co., Ltd was revoked and therefore full impairment was provided and provision for intangible assets was written off at the end of the year